Marketable Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Marketable Securities [Abstract]
Due in one year or less	$ 21,704
Due after one year through three years	29,651
Total marketable securities	$ 51,355